Financial Risks - Summary of Composition by Maturity of all Available-for-Sale Debt Securities in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	€ 4,407	€ 24,080
Gross unrealized losses	(210)	(1,264)
Not later than 1 year [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	247	643
Gross unrealized losses	(1)	(18)
1-5 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	983	5,545
Gross unrealized losses	(26)	(120)
Over 5 through 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	1,175	9,575
Gross unrealized losses	(47)	(446)
Over 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	2,002	8,317
Gross unrealized losses	€ (135)	€ (680)